Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Table

The table below compares the pay of our principal executive officer (“PEO”) and the average pay of all other Named Executive Officers to our performance on certain metrics during each of the last three fiscal years. In this table, executive pay is presented in two ways: (1) total compensation as disclosed in the Summary Compensation Table (“SCT”) for the relevant year and (2) “compensation actually paid” (“CAP”) for the same year, calculated as required by SEC rules, which is intended to, among other things, adjust SCT totals to capture actual payouts from equity awards vesting during a given year as well as year-over-year changes in the value of unvested equity awards that are outstanding at the end of that year.

Narrative descriptions of the relationship between executive pay and each of these metrics are located below the table.

For further information regarding our pay-for-performance philosophy and how we align executive compensation with our performance, please see “Compensation Discussion and Analysis.”

	Current PEO(1)		Former PEO(2)		All Other NEOs(3)		Value of initial fixed $100 investment based on:
Year	SCT Total	CAP	SCT Total	CAP	Average SCT Total	Average CAP	Company TSR	Peer group TSR	Net Income ($ in MM)	Adjusted EBITDA ($ in MM)
2022	$2,023,699	$866,800	–	–	$871,965	$718,491	$70	$116	$11.1	$51.8
2021	$2,247,615	$2,479,195	–	–	$620,350	$666,576	$143	$116	$(4.0)	$80.1
2020	$24,926	$24,926	$619,553	$(53,470)	$677,920	$745,446	$112	$99	$68.2	$106.6

(1) Current primary executive officer (“PEO”) refers to W. Keith Maxwell, who has served as our Chief Executive Officer since March 19, 2020. The following table details the amounts deducted from and added to the total compensation reflected in the Summary Compensation Table each year to arrive at the compensation actually paid referenced in the table:

CAP	2022	2021	2020
SCT Total for PEO:	$2,023,699	$2,247,615	$24,926
Less: Stock Awards Value	$1,999,996	$(2,222,689)	$–
Plus: CAP Equity Value	$843,097	$2,454,269	$–
CAP:	$866,800	$2,479,195	$24,926

As reflected in the table above, the “CAP Equity Value” was calculated as follows:

CAP Equity Value	2022	2021	2020
Add: Fair Value of Current Year Awards Outstanding at End of Year	$738,160	$1,892,294	$–
Add: Change in Fair Value Between End of Year	$(784,735)	$–	$–
Add: Fair Value at Vesting Date of RSUs Granted and Vesting in Year	$1,022,941	$561,975	$–
Add: Change in Fair Value of Vesting RSUs from End of Prior Year	$(133,269)	$–	$–
Less: Fair Value of RSUs failing to Vest	$–	$–	$–
Add: Value of Dividends or Earnings Not Otherwise Included	$–	$–	$–
Total	$843,097	$2,454,269	$–

(2) Former PEO refers to Nathan Kroeker, who served as President and Chief Executive Officer through March 19, 2020. The following table details the amounts deducted from and added to the total compensation reflected in the Summary Compensation Table for the year ended December 31, 2020 to arrive at the compensation actually paid referenced in the table.

CAP	2020
SCT Total for PEO:	$619,553
Less: Stock Awards Value	$33,354
Plus: CAP Equity Value	$(639,669)
CAP:	$(53,470)

CAP Equity Value	2020

Add: Fair Value of Current Year Awards Outstanding at End of Year	$–
Add: Change in Fair Value Between End of Year	$–
Add: Fair Value at Vesting Date of RSUs Granted and Vesting in Year	$20,902
Add: Change in Fair Value of Vesting RSUs from End of Prior Year	$(660,571)
Less: Fair Value of RSUs failing to Vest	$–
Add: Value of Dividends or Earnings Not Otherwise Included	$–
Total	$(639,669)

(3) Our non-PEO NEOs for each fiscal year included in the table were as follows:

•	2022 – Mr. Barajas, Mr. Konikowski and Ms. Clay.

•	2021 - Mr. Barajas, Mr. Konikowski, Ms. Clay, James G. Jones II, and Kevin McMinn.

•	2020 - James G. Jones II, Ms. Clay and Kevin McMinn.

Average CAP	2022	2021	2020

Average SCT Total for non-PEO NEOs:	$871,965	$620,350	$677,920
Less: Average Stock Awards Value	$333,334	$190,475	$246,893
Plus: Average CAP Equity Value	$179,860	$236,700	$314,419
Average CAP:	$718,491	$666,576	$745,446

As reflected in the table above, the “CAP Equity Value” for our non-PEO NEOs was calculated as follows:

CAP Equity Value	2022	2021	2020

Add: Fair Value at End of Year of RSUs Granted During Year	$229,855	$48,943	$324,417
Add: Change in Fair Value Between End of Year	$(24,001)	$27,386	$(12,487)
Add: Fair Value at Vesting Date of RSUs Granted and Vesting in Year	$1,018	$155,157	$693
Add: Change in Fair Value of Vesting RSUs from Prior Year to Vesting Date	$(27,012)	$5,214	$1,796
Less: Fair Value of RSUs failing to Vest	$–	$–	$–
Add: Value of Dividends or Earnings Not Otherwise Included	$–	$–	$–
Total	$179,860	$236,700	$314,419

PEO Total Compensation Amount	$ 2,023,699	$ 2,247,615	$ 24,926
PEO Actually Paid Compensation Amount	866,800	2,479,195	24,926
Non-PEO NEO Average Total Compensation Amount	871,965	620,350	677,920
Non-PEO NEO Average Compensation Actually Paid Amount	$ 718,491	666,576	745,446
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
•	Relationship Between Compensation Paid to the PEO and Average Other Named Officers and the Company’s Cumulative TSR - For 2020, the year in which Mr. Maxwell served as PEO for a portion of the year and Mr. Kroeker served as PEO for a portion of the year, the compensation paid to Mr. Maxwell, Mr. Kroeker and all other named executive officers was $24,926, ($53,470) and $745,446, respectively, compared to a TSR of 12%. In 2021, the compensation paid to Mr. Maxwell increased to $2,479,195 (from the combined compensation paid to all PEOs of $(28,544)) and the average compensation paid to the other named officers decreased by 11%, compared to a TSR of 28%. In 2022, the compensation paid to Mr. Maxwell decreased by 65% and the average compensation paid to the other named officers increased by 8% compared to a TSR of -51%.

Compensation Actually Paid vs. Net Income [Text Block]

•	Relationship Between Compensation Paid to the PEO and Average Other Named Officers and the Company’s Net Income – For 2020, the year in which Mr. Maxwell served as PEO for a portion of the year and Mr. Kroeker served as PEO for a portion of the year, the compensation paid to Mr. Maxwell, Mr. Kroeker and all other named executive officers was $24,926, ($53,470) and $745,446, respectively, compared to our net income of $68.2 million. In 2021, the compensation paid to Mr. Maxwell increased to $2,479,195 (from the combined compensation paid to all PEOs of $(28,544)) and the average compensation paid to the other named officers decreased by 11%, compared to a decrease in our net income from $68.2 million to $(4.0) million. In 2022 , the compensation paid to Mr. Maxwell decreased by 65% and the average compensation paid to the other named officers increased by 8% compared to an increase in our net income from $(4.0) million to $11.1 million.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

•	Relationship Between Compensation Paid to the PEO and Average Other Named Officers and Adjusted EBITDA - For 2020, the year in which Mr. Maxwell served as PEO for a portion of the year and Mr. Kroeker served as PEO for a portion of the year, the compensation paid to Mr. Maxwell, Mr. Kroeker and all other named executive officers was $24,926, ($53,470) and $745,446, respectively, compared to our Adjusted EBITDA of $106.6 million. In 2021, the compensation paid to Mr. Maxwell increased to $2,479,195 (from the combined compensation paid to all PEOs of $(28,544)) and the average compensation paid to the other named officers decreased by 11%, compared to a 25% decrease in our Adjusted EBITDA. In 2022, the compensation paid to Mr. Maxwell decreased by 65% and the average compensation paid to the other named officers increased by 8% compared to a 35% decrease in our Adjusted EBITDA.

Total Shareholder Return Vs Peer Group [Text Block]

•

Relationship Between the Company’s TSR and the Peer Group TSR - The TSR for the peer group (the Dow Jones U.S. Utilities Index) was -1%, 17% and 0% as compared to the Company’s TSR, which was 12%, 28% and -51%, for the years ended December 31, 2020, 2021 and 2022, respectively.

Total Shareholder Return Amount	$ 70	143	112
Peer Group Total Shareholder Return Amount	116	116	99
Net Income (Loss)	11.1	(4)	68.2
Adjustment to Compensation Amount	$ 51.8	80.1	106.6
PEO Name	W. Keith Maxwell
Former Primary Executive Officer [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 0	0	619,553
PEO Actually Paid Compensation Amount	0	0	$ (53,470)
PEO Name			Nathan Kroeker
Former Primary Executive Officer [Member] | Stock Awards Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 33,354
Former Primary Executive Officer [Member] | Cap Equity Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(639,669)
Former Primary Executive Officer [Member] | Cap Equity Value Of Fair Value Of Current Year Awards Outstanding At End Of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Former Primary Executive Officer [Member] | Cap Equity Value Of Change In Fair Value Between End Of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Former Primary Executive Officer [Member] | Cap Equity Value Of Fair Value At Vesting Date Of Rsus Granted And Vesting In Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			20,902
Former Primary Executive Officer [Member] | Cap Equity Value Of Change In Fair Value Of Vesting Rsus From End Of Prior Year To Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(660,571)
Former Primary Executive Officer [Member] | Cap Equity Value Of Fair Value Of Rsus Failing To Vest [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Former Primary Executive Officer [Member] | Cap Equity Value Of Dividends Or Earnings Not Otherwise Included [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Stock Awards Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,999,996	(2,222,689)	0
PEO [Member] | Cap Equity Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	843,097	2,454,269	0
PEO [Member] | Cap Equity Value Of Fair Value Of Current Year Awards Outstanding At End Of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	738,160	1,892,294	0
PEO [Member] | Cap Equity Value Of Change In Fair Value Between End Of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(784,735)	0	0
PEO [Member] | Cap Equity Value Of Fair Value At Vesting Date Of Rsus Granted And Vesting In Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,022,941	561,975	0
PEO [Member] | Cap Equity Value Of Change In Fair Value Of Vesting Rsus From End Of Prior Year To Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(133,269)	0	0
PEO [Member] | Cap Equity Value Of Fair Value Of Rsus Failing To Vest [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Cap Equity Value Of Dividends Or Earnings Not Otherwise Included [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name	Mr. Barajas, Mr. Konikowski and Ms. Clay	Mr. Barajas, Mr. Konikowski, Ms. Clay, James G. Jones II, and Kevin McMinn	James G. Jones II, Ms. Clay and Kevin McMinn
Non-PEO NEO [Member] | Stock Awards Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 333,334	$ 190,475	$ 246,893
Non-PEO NEO [Member] | Cap Equity Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	179,860	236,700	314,419
Non-PEO NEO [Member] | Cap Equity Value To Fair Value At End Of Year Of Rsus Granted During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	229,855	48,943	324,417
Non-PEO NEO [Member] | Cap Equity Value Of Change In Fair Value Between End Of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(24,001)	27,386	(12,487)
Non-PEO NEO [Member] | Cap Equity Value Of Fair Value At Vesting Date Of Rsus Granted And Vesting In Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,018	155,157	693
Non-PEO NEO [Member] | Cap Equity Value Of Change In Fair Value Of Vesting Rsus From End Of Prior Year To Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(27,012)	5,214	1,796
Non-PEO NEO [Member] | Cap Equity Value Of Fair Value Of Rsus Failing To Vest [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Cap Equity Value Of Dividends Or Earnings Not Otherwise Included [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0